Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Employee contribution	6.00%
Employer contribution to plan amount	$ 130,805	$ 134,019
Employer contribution to plan	30.00%
Defined contribution plan payout period	10 years
Accrued liability for deferred director fees	851,751	725,399
Deferred director fees	141,166	104,795
Cash value of life insurance policies	5,462,336	5,298,354
Additional life insurance policies purchased by bank		1,750,000
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefits paid	14,814	124,503
Employer contribution to plan	30.00%
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning age of executive for the plan	65
Accrued compensation liability	783,041	669,648
Employee benefit expense	133,229	98,823
Defined benefits paid	19,836	8,265
Discount rate for the plan	5.50%	6.00%
SERP [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Future compensation payments	19,838
SERP [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Future compensation payments	$ 89,914